Business Combination - Additional Information (Details) - USD ($) $ / shares in Units, $ in Thousands		6 Months Ended	12 Months Ended
	Jun. 16, 2021	Dec. 31, 2021	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Schedule Of Reverse Recapitalization [Line Items]
Cash consideration paid to Legacy WMH equity holders			$ 455,182
Common stock, shares outstanding (in shares)		129,240,910	129,240,910
Period of exchange agreement	180 days
Shares converted basis (in shares)	1
Net income (loss) attributable to WM Technology, Inc.		$ 137,100	$ 60,383	$ 38,830	$ (375)
Change in fair value of warrant liability			166,518	$ 0	$ 0
Share-based compensation expense			29,324
Add: transaction costs allocated to Warrants			$ 5,547
WMH LLC
Schedule Of Reverse Recapitalization [Line Items]
Contributions made	$ 80,300
Class A Common Stock
Schedule Of Reverse Recapitalization [Line Items]
Number of shares issued in transaction (in shares)	32,500,000
Price per share (in dollars per share)	$ 10
Consideration received on transaction	$ 325,000
Stock redeemed during period (in shares)	10,012
Cash consideration paid to Legacy WMH equity holders	$ 455,200
Common stock, shares outstanding (in shares)		65,677,361	65,677,361	0
Shares of Class A Common Stock issued in the Business Combination (in shares)		63,738,563
Payment to continuing members as percent of amount of tax benefit		85.00%	85.00%
Class A Common Stock | Common Stock
Schedule Of Reverse Recapitalization [Line Items]
Common stock, shares outstanding (in shares)		65,677,361	65,677,361	0
Shares of Class A Common Stock issued in the Business Combination (in shares)			63,738,563
Class V Common Stock
Schedule Of Reverse Recapitalization [Line Items]
Common stock, shares outstanding (in shares)		65,502,347	65,502,347	0
Shares of Class A Common Stock issued in the Business Combination (in shares)	65,502,347
Class V Common Stock | Common Stock
Schedule Of Reverse Recapitalization [Line Items]
Common stock, shares outstanding (in shares)		65,502,347	65,502,347	0
Shares of Class A Common Stock issued in the Business Combination (in shares)			65,502,347
Class A Units
Schedule Of Reverse Recapitalization [Line Items]
Common stock, shares outstanding (in shares)	65,502,347
Class P Units
Schedule Of Reverse Recapitalization [Line Items]
Common stock, shares outstanding (in shares)	25,896,042